SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	£ 17,130	£ 17,656
Issued during the year	1,010
Repurchases and redemptions during the year	(4,734)	(818)
Foreign exchange movements	18	(533)
Other movements (all non-cash)	837	825
At 31 December	14,261	17,130
Repurchases and redemptions during the year	(3,874)	(818)
Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	902	803
Issued during the year	0
Repurchases and redemptions during the year	0	(3)
Foreign exchange movements	(22)	(12)
Other movements (all non-cash)	82	114
At 31 December	962	902
Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	3,225	3,205
Issued during the year	0
Repurchases and redemptions during the year	(1,609)	(49)
Foreign exchange movements	(59)	(83)
Other movements (all non-cash)	186	152
At 31 December	1,743	3,225
Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	517	588
Issued during the year	0
Repurchases and redemptions during the year	0	(53)
Foreign exchange movements	15	(36)
Other movements (all non-cash)	(23)	18
At 31 December	509	517
Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	12,486	13,060
Issued during the year	1,010
Repurchases and redemptions during the year	(3,125)	(713)
Foreign exchange movements	84	(402)
Other movements (all non-cash)	592	541
At 31 December	£ 11,047	£ 12,486